Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Jan. 08, 2018
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2018